Employee benefit expense	12 Months Ended
Dec. 31, 2024
Employee benefits expense [Abstract]
Employee benefit expense
19.

Employee benefit expense
The following employee benefit expenses are included in cost of products and services sold, administration, exploration, research and development and property, plant and equipment:
2024 2023
Wages and salaries $ 386,686 $ 340,910
Statutory and company benefits 71,477 63,657
Expenses related to defined benefit plans [note 25] 10,929 5,572
Expenses related to defined contribution plans [note 25] 20,218 18,644
Equity-settled share-based compensation [note 24] 11,656 8,152
Cash-settled share-based compensation [note 24] 37,201 59,225
Total $ 538,167 $ 496,160